BORROWINGS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
BORROWINGS AND NOTES PAYABLE

NOTE 15 -BORROWINGS AND NOTES PAYABLE

(1)Borrowings and Notes Payable

The Group's long term debt as of December 31, 2021 consists of borrowings from leading Israeli commercial banks and notes payable. The Group may, at its discretion, execute an early repayment of the borrowings, subject to certain conditions, including that the Group shall reimburse the lender for losses sustained by it as a result of the early repayment. The reimbursement is mainly based on the difference between the interest rate that the Group would otherwise pay and the current market interest rate on the early repayment date.

The notes payable are unsecured, non-convertible and listed for trade on the TASE.

The notes payable have been rated ilA+, on a local scale, by Standard & Poor’s Maalot.

Composition as of December 31, 2021:

	Reference to notes	Annual interest rate
Notes payable series F	15(3) and 15(5)	2.16% fixed
Notes payable series G	15(2) and 15(6)	4% fixed
Notes payable series H	15(2)	2.08% fixed
Borrowing P (received in 2017)		2.38% fixed
Borrowing Q (received in 2017)		2.5% fixed
Borrowing R (received in 2021)	15(4)	2.55% fixed

See note 6(a)(4) as to the balances and maturities of the borrowings and the notes payable.

See note 6(c) as to the fair value of the borrowings and the notes payable.

See note 15(7) regarding financial covenants.

As of December 31, 2021, and 2020 PHI had a short term credit facility with a leading Israeli commercial bank in the amount of NIS 100 million. The Group's share in this facility is 50%. The facility is restricted for use by PHI only. As of December 31, 2021 and 2020 no funds were drawn from this facility.

F - 58

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 -BORROWINGS AND NOTES PAYABLE (continued)

(1)Borrowings and Notes Payable (continued):

The following table details the changes in financial liabilities, including cash flows from financing activities:

		Movements in 2021
	As at December 31, 2020	Cash flows used in financing activities, net	Non cash movements
			CPI adjustments and other	Against lease ROU asset	As at December 31, 2021
	New Israeli Shekels in millions
Non-current borrowings*	138	98			236
Notes payable*	1,457	(17)			1,440
Financial liability at fair value	4		(4)
Interest payable	17	(48)	49		18
Lease liability	702	(148)	18	148	720
	2,318	(115)	63	148	2,414

* Including current maturities.

		Movements in 2020
	As at December 31, 2019	Cash flows used in financing activities, net	Non cash movements
			CPI adjustments and other	Against lease ROU asset	As at December 31, 2020
	New Israeli Shekels in millions
Non-current borrowings*	191	(52)	(1)		138
Notes payable*	1,589	(154)	22		1,457
Financial liability at fair value	28		(24)		4
Interest payable	8	(49)	58		17
Lease liability	617	(147)	18	214	702
	2,433	(402)	73	214	2,318

* Including current maturities.

F - 59

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 -BORROWINGS AND NOTES PAYABLE (continued)

(2)Notes payable issuance

In January 2019, the Company issued a new Series G Notes, in a principal amount of NIS 225 million, payable as follows: 4 annual installments of NIS 22.5 million each, payable in June of each of the years 2022 through 2025, NIS 45 million payable in June 2026 and NIS 90 million payable in June 2027. The principal bears fixed annual interest of 4%, payable annually on June 25 of each year.

In July 2020, the Company issued in a private placement additional Series G Notes in a principal amount of NIS 300 million, under the same conditions of the original series.

In December 2021, the Company issued Series H Notes, in a principal amount of NIS 198.4 million, payable as follows: 5 annual installments, NIS 39.7 million payable in June 2025, NIS 19.8 million payable in June 2026, NIS 39.7 million payable in June of each of the years 2028 through 2029 and NIS 59.5 million payable in June 2030. The principal bears fixed annual interest of 2.08%, payable annually on June 25 of each year.

Regarding exercise of option warrants which are exercisable for Series G Notes see note 15(6).

(3)Early redemption of Notes payable

In July 2020, the Company executed a partial early redemption of Series F Notes in a total principal amount of NIS 305 million. The total amount paid was NIS 313 million. The early redemption resulted in additional finance costs of NIS 7 million.

(4)New borrowings received

Borrowing R: In December 2021, the Company received a long-term loan from a commercial bank in the principal amount of NIS 150 million. The borrowing bears unlinked interest at the rate of 2.55% per annum and will be paid in 5 annual installments, NIS 30 million payable in June 2025, NIS 15 million payable in June 2026, NIS 30 million payable in June of each of the years 2028 through 2029 and NIS 45 million payable in June 2030. The principal bears fixed annual interest payable on June 30 and December 31 of each year.

(5)Notes payable issuance commitments

According to agreements the Company entered into in December 2017 and January 2018, the Company issued in December 2019, in a framework of a private placement, an aggregate principal amount of NIS 226.75 million of additional Series F Notes to certain Israeli institutional investors.

(6)Private placement of option warrants

In April 2019, the Company issued in a private placement two series of untradeable option warrants that were exercisable for the Company's Series G Notes. The exercise period of the first series was between July 1, 2019 and May 31, 2020 and of the second series was between July 1, 2020 and May 31, 2021. The exercise price was NIS 88 for each Series G notes principal amount of NIS 100. The Series G Notes that were allotted upon the exercise of an option warrant were identical in all their rights to the Company's Series G Notes immediately upon their allotment, and are entitled to any payment of interest or other benefit, the effective date of which is due after the allotment date.

F - 60

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 -BORROWINGS AND NOTES PAYABLE (continued)

(6)Private placement of option warrants (continued)

The Notes that were allotted as a result of the exercise of option warrants were registered on the TASE. The total amount received in 2019 by the Company for both series on the allotment date of the option warrants was NIS 37 million.

In 2019, 2020 and 2021, following partial exercises of option warrants which are exercisable for Series G Notes, the Company issued Series G Notes in a total principal amount of NIS 125 million, NIS 174.3 million and NIS 26.5 million, respectively.

As of December 31, 2021 no option warrants are outstanding.

(7)Financial covenants

Regarding Series F Notes, Series G Notes, Series H Notes and borrowing P, borrowing Q and borrowing R the Company is required to comply with a financial covenant that the ratio of Net Debt to Adjusted EBITDA shall not exceed 5. Compliance will be examined and reported on a quarterly basis. For the purpose of the covenant, Adjusted EBITDA is calculated as the sum total for the last 12 month period, excluding adjustable one-time items. As of December 31, 2021, the ratio of Net Debt to Adjusted EBITDA was 0.8.

Additional stipulations mainly include:

Shareholders' equity shall not decrease below NIS 400 million and no dividends will be declared if shareholders' equity will be below NIS 650 million regarding Series F notes, borrowing P and borrowing Q. Shareholders' equity shall not decrease below NIS 600 million and no dividends will be declared if shareholders' equity will be below NIS 750 million regarding Series G notes and borrowing R. Shareholders' equity shall not decrease below NIS 700 million and no dividends will be declared if shareholders' equity will be below NIS 850 million regarding Series H notes.

The Company shall not create floating liens subject to certain terms. The Company has the right for early redemption under certain conditions. With respect to notes payable series F, series G and series H: the Company shall pay additional annual interest of 0.5% in the case of a two- notch downgrade in the Notes rating and an additional annual interest of 0.25% for each further single-notch downgrade, up to a maximum additional interest of 1%; the Company shall pay additional annual interest of 0.25% during a period in which there is a breach of the financial covenant; debt rating will not decrease below BBB- for a certain period. In any case, the total maximum additional interest for Series F, Series G and Series H, shall not exceed 1.25%, 1% or 1.25%, respectively.

The Group was in compliance with the financial covenant and the additional stipulations for the year 2021.